RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2012
RESTRICTED CASH
RESTRICTED CASH
Restricted cash, as of December 31, 2012 and December 31, 2011, was as follows:

	As of December 31,	As of December 31,
	2012	2011
Minimum Liquidity	$-	$250
Retention accounts	1,311	-
Short term restricted cash accounts	1,311	250
Letters of guarantee	31	31
Long term restricted cash accounts	31	31
	$1,342	$281